Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	$ 3,779,308	$ 3,700,042
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	454,471	445,161
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	93,054	85,512
Herman Chadwick Pinera [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	181,789	178,065
Fernan Gazmuri Plaza [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	90,894	89,032
Fernan Gazmuri Plaza [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	31,018	28,504
Pedro Pablo Cabrera Gaete [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	90,894	89,032
Pedro Pablo Cabrera Gaete [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	31,018	28,504
Juan Gerardo Jofre Miranda [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	90,894	89,032
Juan Gerardo Jofre Miranda [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	$ 31,018	$ 28,504